FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 30, 2023

Filed Via EDGAR (CIK #0000809707)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

RE: Franklin Investors Securities Trust (Registrant)

(Franklin Long Duration Credit Fund)

File Nos. 033-11444 and 811-04986

Ladies/Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 86/88 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The purpose of this Amendment is to register a new series of shares of the Registrant, designated as the Franklin Long Duration Credit Fund (the “Fund”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating and completing certain information contained in the prospectus and statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

Please direct any comments or questions regarding this filing to Stradley Ronan, Amy Fitzsimmons at (215) 564-8711 or in her absence to Kristin Ives at (215) 564-8037.

Sincerely yours,

Franklin Investors Securities Trust

/s/Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

NJT:sg